Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000206903 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000206903 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000206903 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000206903 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000206903 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000206903 | 337738108 | Fiserv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000206903 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000206903 | 57636Q104 | MasterCard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000206903 | 00724F101 | Adobe Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000206903 | 053332102 | AutoZone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000206903 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000206903 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000206903 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000206903 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000206903 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000206903 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000206903 | Technology
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000206932 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000206932 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000206932 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000206932 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000206932 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000206932 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000206932 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206932 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000206932 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000244274 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000244274 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000244274 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244274 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000244274 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000244274 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000244274 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000244274 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244274 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000244274 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000244274 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000206947 | Materials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000206947 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000206947 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000206947 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000206947 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000206947 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000206947 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000206947 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000206947 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000206947 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000206947 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225339 | Materials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000225339 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000225339 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000225339 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000225339 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000225339 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000225339 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000225339 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000225339 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000225339 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000225339 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000196718 | Materials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000196718 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000196718 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000196718 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000196718 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000196718 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000196718 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000196718 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000196718 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000196718 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000196718 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000196717 | Materials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000196717 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000196717 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000196717 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000196717 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000196717 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000196717 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000196717 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000196717 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000196717 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000196717 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000196719 | Materials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000196719 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000196719 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000196719 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000196719 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000196719 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000196719 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000196719 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000196719 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000196719 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000196719 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000206944 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000206944 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000206944 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206944 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000206944 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000206944 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000206944 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000206944 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000206944 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000206944 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000206944 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000206944 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000206944 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000206943 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000206943 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000206943 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206943 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000206943 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000206943 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000206943 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000206943 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000206943 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000206943 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000206943 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000206943 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000206943 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000161067 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000161067 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000161067 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000161067 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000161067 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000161067 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000161067 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000161067 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000161067 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000161067 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000161067 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000161067 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161067 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000161065 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000161065 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000161065 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000161065 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000161065 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000161065 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000161065 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000161065 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000161065 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000161065 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000161065 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000161065 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161065 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000161066 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000161066 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000161066 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000161066 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000161066 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000161066 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000161066 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000161066 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000161066 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000161066 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000161066 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000161066 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161066 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000206945 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000206945 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000206945 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000206945 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000206945 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000206945 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000206945 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000206945 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000206945 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206945 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206946 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000206946 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000206946 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000206946 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000206946 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000206946 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000206946 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000206946 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000206946 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206946 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000196715 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000196715 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000196715 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000196715 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000196715 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000196715 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000196715 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000196715 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000196715 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000196715 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000196714 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000196714 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000196714 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000196714 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000196714 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000196714 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000196714 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000196714 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000196714 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000196714 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000196716 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000196716 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000196716 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000196716 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000196716 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000196716 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000196716 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000196716 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000196716 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000196716 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206937 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000206937 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000206937 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000206937 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000206937 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000206937 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000206937 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000206937 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000206937 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000206937 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000206937 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000225341 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000225341 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000225341 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225341 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000225341 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000225341 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000225341 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000225341 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000225341 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000225341 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000225341 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000206938 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000206938 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000206938 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000206938 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000206938 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000206938 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000206938 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000206938 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000206938 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000206938 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000206938 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000206936 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000206936 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000206936 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000206936 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000206936 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000206936 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000206936 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000206936 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000206936 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000206936 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000206936 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000206942 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206942 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000206942 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000206942 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000206942 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000206942 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000206942 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000206942 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000206942 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000225342 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225342 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000225342 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000225342 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000225342 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000225342 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000225342 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000225342 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000225342 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000206939 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206939 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000206939 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000206939 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000206939 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000206939 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000206939 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000206939 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000206939 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000206941 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206941 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000206941 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000206941 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000206941 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000206941 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000206941 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000206941 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000206941 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000211210 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000211210 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000211210 | 22160K105 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000211210 | 7088429 | AXA S.A.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000211210 | 969457100 | Williams Cos., Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000211210 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000211210 | 5231485 | Allianz S.E.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000211210 | 760759100 | Republic Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000211210 | 2754383 | Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211210 | 977874205 | Wolters Kluwer N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211210 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000211210 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000211210 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000211210 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000211210 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000211210 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000211210 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000211210 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211210 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000211210 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000211210 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211210 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000216962 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000216962 | 57636Q104 | MasterCard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000216962 | 12572Q105 | CME Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000216962 | 09857L108 | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000216962 | 98850P109 | Yum China Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000216962 | 7212477 | EssilorLuxottica S.A.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000216962 | 4057808 | L'Oréal S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000216962 | B24CGK7 | Reckitt Benckiser Group PLC
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216962 | 194162103 | Colgate-Palmolive Co.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216962 | B798FW0 | Novozymes A/S, Class B
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216962 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216962 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000216962 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000216962 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000216962 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000216962 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000216962 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000216962 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000216962 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%